Investment Objectives and Goals	Aug. 31, 2024
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	As its primary goal, the fund seeks high current income exempt from federal income tax.
Objective, Secondary [Text Block]	As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal.